Condensed Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 4,923,504	$ 2,477,122	$ 434,613
Accounts receivable	26,584	51,889	30,265
Inventories, net	787,479	918,359	1,845,982
Prepaid and other current assets	1,255,080	46,192	44,081
Total current assets	6,992,647	3,493,562	2,354,941
Property and equipment, net	9,258,482	8,201,957	9,483,383
Right-of-use assets	1,093,493	1,271,638	1,616,052
Other assets	273,622	53,625	53,625
Total assets	17,618,244	13,020,782	13,508,001
Current liabilities:
Accounts payable	1,321,695	2,041,908	1,852,202
Contract liabilities			54,410
Convertible notes payable, net of debt discount – current portion	9,348,543	284,146
Warrant liability, at fair value	2,547,702
Operating lease liability – current portion	387,521	372,665	344,177
Financing lease liability – current portion	1,037,003	893,710	712,795
Total current liabilities	15,227,419	4,631,271	3,957,843
Long-term liabilities:
Note payable		27,523
Convertible notes payable, net of debt discount		201,215	1,471,436
Operating lease liability – net of current portion	791,469	988,471	1,361,137
Financing lease liability – net of current portion	229,697	767,822	1,607,982
Total liabilities	16,248,585	6,616,302	8,398,398
Commitments and Contingencies (Note 18)
Stockholders’ Equity:
Preferred stock, $0.0001 par value, 1,000,000 authorized, no shares issued and outstanding as of December 31, 2025 and 2024, respectively
Common stock, $0.0001 par value, 100,000,000 authorized, 44,500,111 and 37,784,611 shares issued and outstanding as of December 31, 2025 and 2024, respectively	4,915	4,450	3,778
Additional paid-in capital	65,131,098	41,643,152	26,526,826
Accumulated deficit	(63,766,354)	(35,243,122)	(21,421,001)
Total stockholders’ equity	1,369,659	6,404,480	5,109,603
Total liabilities and stockholders’ equity	17,618,244	13,020,782	13,508,001
Nonrelated Party [Member]
Current liabilities:
Accrued liabilities	413,216	431,659	358,906
Note payable – current portion		7,166
Related Party [Member]
Current liabilities:
Accrued liabilities		428,278	513,614
Employee loan payable, related party	121,739	121,739	121,739
Note payable – current portion	$ 50,000	$ 50,000